BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS
We define our reportable segments based on the way in which the chief operating decision maker, currently our chief executive officer, manages the operations of the company for purposes of allocating resources and assessing performance. We operate in three reportable business segments:

•
In our North America segment, we develop, market, sell and manage vacation ownership and related products under the Marriott Vacation Club and Grand Residences by Marriott brands, as well as under Marriott Vacation Club Pulse, an extension to the Marriott Vacation Club brand. We also develop, market and sell vacation ownership and related products under The Ritz-Carlton Destination Club brand, as well as whole ownership residential products under The Ritz-Carlton Residences brand.

•
In our Asia Pacific segment, we develop, market, sell and manage two points-based programs that we specifically designed to appeal to the vacation preferences of the market, Marriott Vacation Club, Asia Pacific and Marriott Vacation Club Destinations, Australia, as well as a weeks-based right-to-use product.

•	In our Europe segment, we are focusing on selling our existing projects and managing existing resorts. We do not have any current plans for new development in this segment.
We evaluate the performance of our segments based primarily on the results of the segment without allocating corporate expenses or income taxes. We do not allocate corporate interest expense, consumer financing interest expense, other financing expenses or general and administrative expenses to our segments. We include interest income specific to segment activities within the appropriate segment. We allocate other gains and losses and equity in earnings or losses from our joint ventures to each of our segments as appropriate. Corporate and other represents that portion of our revenues and other gains or losses that are not allocable to our segments.
Revenues

($ in millions)	2017	2016	2015
North America	$2,000	$1,812	$1,848
Asia Pacific	67	74	93
Europe	116	114	126
Total segment revenues	2,183	2,000	2,067
Corporate and other	—	—	—
	$2,183	$2,000	$2,067

Net Income

($ in millions)	2017	2016	2015
North America	$442	$398	$416
Asia Pacific	(1)	2	7
Europe	15	12	15
Total segment financial results	456	412	438
Corporate and other	(216)	(214)	(224)
Provision for income taxes	(5)	(76)	(87)
	$235	$122	$127

Depreciation

($ in millions)	2017	2016	2015
North America	$13	$12	$13
Asia Pacific	1	1	2
Europe	1	2	2
Total segment depreciation	15	15	17
Corporate and other	6	6	5
	$21	$21	$22

Assets

($ in millions)	At Year-End 2017	At Year-End 2016
North America	$2,088	$1,902
Asia Pacific	129	99
Europe	62	60
Total segment assets	2,279	2,061
Corporate and other	566	259
	$2,845	$2,320

Capital Expenditures (including inventory)

($ in millions)	2017	2016	2015
North America	$143	$137	$180
Asia Pacific	26	21	72
Europe	5	6	3
Total segment capital expenditures	174	164	255
Corporate and other	7	9	10
	$181	$173	$265

Our Financial Statements include the following items related to operations located outside the United States (which are predominately related to our Asia Pacific and Europe segments):

•	Revenues, excluding cost reimbursements, of $186 million in 2017, $190 million in 2016 and $216 million in 2015; and

•
Fixed assets of $77 million in 2017 and $60 million in 2016. For year-end 2017 and year-end 2016, fixed assets located outside the United States are included within the “Property and equipment” caption on our Balance Sheets.